UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 1, 2006 to October 31, 2006

Commission File Number of issuing entity: 333-137495-01

PERMANENT MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-137495

PERMANENT FUNDING (NO. 2) LIMITED

(Exact name of depositor as specified in its charter)

HALIFAX PLC

(Exact name of sponsor as specified in its charter)

UNITED KINGDOM

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

35 Great St. Helen’s, London, United Kingdom EC3A 6AP

(Address of principal executive offices of the issuing entity)

+44 (0)20 7398 6300

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2006-1, Class 1A			x
Series 2006-1, Class 1B			x
Series 2006-1, Class 1C			x
Series 2006-1, Class 2A			x
Series 2006-1, Class 2B			x
Series 2006-1, Class 2C			x
Series 2006-1, Class 5A			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☐  No  ☒

This Distribution Report on Form 10-D/A is being filed to amend and supplement the Distribution Report on Form 10-D originally dated November 21, 2006, in connection with the issuance by Permanent Master Issuer PLC of its 2006-1 Notes, in order to file a revised copy of the Monthly Statement to Noteholders attached as Exhibit 99.1 thereto, as excess spread and CPR were reported incorrectly.

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

No distribution was made during the distribution period from October 1, 2006 to October 31, 2006 to the holders of the notes listed above (the “registered notes”).

The description of the distribution and pool performance for the distribution period from October 1, 2006 to October 31, 2006 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the registered notes dated October 11, 2006 (the “Prospectus Supplement”) and the related Prospectus dated October 11, 2006 (together with the Prospectus Supplement, the “Prospectus”) of Permanent Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on October 12, 2006 pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the “Securities Act”).

PART II — OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

The registered notes were registered on a registration statement on Form S-3 (file number 333-137495), which was declared effective by the SEC on September 28, 2006.  The offering of the registered notes commenced on September 28, 2006 and has now terminated.  All of the registered notes were sold in the amount and at the price to public per note previously reported in the Prospectus Supplement.

The amount of expenses incurred for the account of Permanent Funding (No. 2) Limited (“Funding 2”) in connection with the issuance and distribution of the registered notes is as follows, based on a reasonable estimate:

Underwriting expenses and commissions: $3,802,578

Other expenses: $4,420,833

Total expenses: $8,223,411

All of the foregoing expenses were paid with the proceeds of the start-up loan described in the Prospectus.

In addition, on October 17, 2006, the issuing entity issued the following classes of Series 2006-1 notes (the “Regulation S notes”):

Class	Initial principal balance

3A	CAD	350,000,000
4A1	EUR	500,000,000
4A2	EUR	1,750,000,000
4B	EUR	129,300,000
4C	EUR	129,300,000
6A1	GBP	500,000,000
6A2	GBP	600,000,000

The Regulation S notes were sold by ABN AMRO Bank N.V., London Branch, Citigroup Global Markets Limited, UBS Limited, Deutsche Bank AG, London Branch, Société Générale, London Branch, Lehman Brothers International (Europe) and HBOS Treasury Services plc outside the United States pursuant to Regulation S under the Securities Act.

The net proceeds from the issue of the registered notes equalled $4,591,400,000 and were used (together with the net proceeds from the issue of the Regulation S notes) by the issuing entity to make available loan tranches to Funding 2 pursuant to the terms of the master intercompany loan agreement as described in the Prospectus.  Funding 2 used the net proceeds of each loan tranche to pay the purchase price to Halifax plc for the sale of the new portfolio to Permanent Mortgages Trustee Limited on the closing date.

The information required by paragraph (e) of Item 1113 of Regulation AB regarding the Series 2006-1 notes was previously reported in the Prospectus.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

PERMANENT FUNDING (NO. 2) LIMITED,
as Depositor

Date: March 22, 2007	/s/David Balai
By: David Balai
Title: Director

INDEX TO EXHIBITS

Exhibit No.	Description

99.1	Monthly Statement furnished to noteholders